Schedule of Taxes Payable (Details) - EUDA Health Limited [Member] - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GST taxes payable	$ 87,797	$ 162,107	$ 225,095	$ 124,780
Income taxes payable	41,086	116,418	82,248	79,730
Totals	$ 128,883	$ 278,525	$ 307,343	$ 204,510